Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST (formerly called PACIFIC LIFE FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0001137761
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2015
Prospectus Date	rr_ProspectusDate	Dec. 23, 2015